Organization and Business Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Allrites Holdings Pte Ltd And Subsidiaries [Member]
Organization and Business Operations

Note 1 — Organization and Business Operations

The condensed consolidated financial statements include Allrites Holdings Pte Ltd., incorporated in Singapore, Allrites Management Pte Ltd., incorporated in Singapore, and Allrites Ltd, incorporated in the U.S. (collectively the “Company”). The Company that provides Content-as-a-Service (“CaaS”) where content buyers can subscribe to buying content on a monthly basis. The Company’s CaaS model allows television content rights holders to monetize their content every day with guaranteed trusted buyers with a monthly or annual subscription model.

Business Combination Agreement

On May 7, 2023, the Company entered into a definitive Business Combination Agreement (the “Agreement”) with Aura Fat Projects., a Cayman Islands exempted company, (“AFAR”), and Meta Gold Pte. Ltd., a Singapore exempt private company limited by shares, as the representative for the shareholders of the Company (See Note 13).

Note 1 — Organization and Business Operations

The consolidated financial statements include Allrites Holdings Pte Ltd., incorporated in Singapore, Allrites Management Pte Ltd., incorporated in Singapore, and Allrites Ltd, incorporated in the U.S. (collectively the “Company”). The Company that provides Content-as-a-Service (“CaaS”) where content buyers can subscribe to buying content on a monthly basis. The Company’s CaaS model allows television content rights holders to monetize their content every day with guaranteed trusted buyers with a monthly or annual subscription model.

Business Combination Agreement

On May 7, 2023, the Company entered into a definitive Business Combination Agreement (the “Agreement”) with Aura Fat Projects., a Cayman Islands exempted company, (“AFAR”), and Meta Gold Pte. Ltd., a Singapore exempt private company limited by shares, as the representative for the shareholders of the Company (See Note 13).